Concentrations (Details) - Schedule of Company’s Revenues - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage		15.70%
Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	22.70%
Customer C [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	13.60%